UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended      SEPTEMBER 30, 2004
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        General Atlantic Partners LLC
             -----------------------------------------------------
Address:     3 Pickwick Plaza
             -----------------------------------------------------
             Greenwich, CT 06830
             -----------------------------------------------------

Form 13F File Number:  28-03473

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
         ---------------------------------------
Title:       Chief Financial Officer
         ---------------------------------------
Phone:       (203) 629-8600
         ---------------------------------------

Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy                Greenwich, CT           November 12, 2004
-----------------------------    -------------------------     -----------------
        [Signature]                    [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
                                                ------------------

Form 13F Information Table Entry Total:                    12
                                                ------------------

Form 13F Information Table Value Total:              $866,977
                                                ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE




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

                                                     FORM 13F INFORMATION TABLE

        COLUMN 1      COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  -------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ATARI, INC.            COM        04651M105      1,930    1,229,292  SH         SOLE                    1,122,108      0    107,184
------------------------------------------------------------------------------------------------------------------------------------
ARCHIPELAGO
HOLDINGS, INC.         COM        03957A104    151,555   10,380,505  SH         SOLE                    9,761,402      0    619,103
------------------------------------------------------------------------------------------------------------------------------------
BOTTOMLINE TECHNOL-
OGIES (DE), INC.       COM        101388106     32,933    3,455,700  SH         SOLE                    3,064,675      0    391,025
------------------------------------------------------------------------------------------------------------------------------------
ECLIPSYS CORPORATION   COM        278856109    120,815    7,744,556  SH         SOLE                    6,518,499      0   1,226,057
------------------------------------------------------------------------------------------------------------------------------------
EXULT, INC.            COM        302284104    257,069   48,872,396  SH         SOLE                   39,787,613      0   9,084,783
------------------------------------------------------------------------------------------------------------------------------------
MAPICS, INC.           COM        564910107     22,639    2,501,600  SH         SOLE                    2,187,877      0    313,723
------------------------------------------------------------------------------------------------------------------------------------
MARKETWATCH.COM, INC.  COM        570619106     23,880    1,911,939  SH         SOLE                    1,671,188      0    240,751
------------------------------------------------------------------------------------------------------------------------------------
OPEN TEXT CORPORATION  COM        683715106     51,689    2,994,713  SH         SOLE                    2,795,098      0    199,615
------------------------------------------------------------------------------------------------------------------------------------
POWERDSINE             COM        M41415106     59,254    4,782,387  SH         SOLE                    4,469,053      0    313,334
------------------------------------------------------------------------------------------------------------------------------------
PROXYMED, INC.         COM        744290305     33,717    3,381,802  SH         SOLE                    3,060,706      0    321,096
------------------------------------------------------------------------------------------------------------------------------------
S1 CORPORATION         COM        78463B101     22,310    2,795,740  SH         SOLE                    2,454,405      0    341,335
------------------------------------------------------------------------------------------------------------------------------------
SRA
INTERNATIONAL, INC.    COM        78464R105    109,186    2,117,645  SH         SOLE                    1,877,849      0    239,796
------------------------------------------------------------------------------------------------------------------------------------




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